Stock options - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended	0 Months Ended		1 Months Ended	0 Months Ended		1 Months Ended	12 Months Ended
	Jun. 24, 2010	Dec. 31, 2011	Aug. 18, 2010 Raykov and Spector [Member]	Aug. 19, 2010 Raykov and Spector [Member]	Aug. 31, 2011 Raykov and Spector [Member]	Aug. 18, 2010 Breen and Bussandri [Member]	Aug. 19, 2010 Breen and Bussandri [Member]	Aug. 31, 2011 Breen and Bussandri [Member]	Dec. 31, 2012 General and Administrative Expense [Member]	Dec. 31, 2011 General and Administrative Expense [Member]	Dec. 31, 2012 Stock Option [Member]	Dec. 31, 2011 Stock Option [Member]	Jun. 24, 2010 Stock Option [Member]	Jun. 24, 2010 Plan Maximum Amendment [Member]
Shares issuable under Stock Option Plan													20,000	6,290
Percentage Of Total Number Of Share Issued and Outstanding	25.00%				5.00%			1.33%
Cash Compensation To Attend Board Meeting		$ 1,500
Non Cash Compensation To Purchase Shares		5,000
Allocated Share-based Compensation Expense									326	250
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value											$ 0.29	$ 0.56
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value												$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			971,885	51,152		255,759	16,369